ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As at
	December 31,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Current portion:
Customer advances*	378,957	376,016	56,138
Salary and welfare payable	600,775	573,403	85,607
Purchase of property and equipment	759,391	264,385	39,472
Accrued expenses	116,021	119,826	17,890
Other tax and surcharges payable	91,287	100,617	15,022
Deferred government grants	8,488	12,257	1,830
Purchase consideration payable**	148,038	1,219,591	182,080
Individual income tax payable*** (Note 6)	48,949	3,801	567
Others	71,934	78,511	11,720
	2,223,840	2,748,407	410,326
Non-current portion:
Deferred government grants	6,975	15,835	2,364
Purchase consideration payable**	1,180,470	—	—
Finance lease liability (Note 10)	—	125,984	18,809
Others****	45,232	64,792	9,673
	1,232,677	206,611	30,846

*	The amount represents contract liabilities for the rendering of services. The decrease in customer advances as of June 30, 2022 is a result of less customer advances received in 2022.
**

The amount represents the remaining purchase consideration to acquire Camelot. As of June 30, 2022, RMB279,790 (US$41,772) and RMB939,801 (US$140,308) will be settled by cash and ordinary shares of the Company by June 30, 2023, respectively.

***	Represents IIT payable to the tax bureau on behalf of certain employees related to their exercise and vesting of share-based awards.
****

In July 2020, the Company received a reimbursement of US$7,469 (equivalent to RMB50,028) from the depository for the establishment and maintenance of the ADS program (“ADS Reimbursement”). As of December 31, 2021 and June 30, 2022, RMB9,836 and RMB10,314 (US$1,540) were included in the current portion, and RMB22,989 and RMB19,013 (US$2,839) were included in the non-current portion of accrued expenses and other liabilities, respectively. The ADS Reimbursement will be released to the consolidated statements of comprehensive loss in equal amounts over the ADS program term.

11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As at
	December 31, 2021	September 30, 2022	September 30, 2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Current portion:
Customer advances	378,957	412,080	57,929
Salary and welfare payable	600,775	550,168	77,341
Purchase of property and equipment	759,391	181,975	25,582
Accrued expenses	116,021	115,953	16,300
Other tax and surcharges payable	91,287	115,770	16,275
Deferred government grants	8,488	12,257	1,723
Purchase consideration payable*	148,038	1,228,271	172,668
Individual income tax payable** (Note 6)	48,949	2,135	300
Others***	71,934	89,838	12,630
	2,223,840	2,708,447	380,748
Non-current portion:
Deferred government grants	6,975	15,835	2,226
Purchase consideration payable*	1,180,470	—	—
Finance lease liabilities (Note 10)	—	127,851	17,973
Others***	45,232	75,558	10,622
	1,232,677	219,244	30,821
*

The amount represents the remaining purchase consideration to acquire Camelot. As of September 30, 2022, RMB282,783 (US$39,753) and RMB945,488 (US$132,915) will be settled by cash and ordinary shares of the Company by June 30, 2023, respectively.

**	Represents IIT payable to the tax bureau on behalf of certain employees related to their exercise and vesting of share-based awards.
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Continued)
***

In July 2020, the Company received a reimbursement of US$7,469 (equivalent to RMB53,531) from the depository for the establishment and maintenance of the ADS program (“ADS Reimbursement”). As of September 30, 2022, RMB10,983 (US$1,544) was included in the current portion, and RMB17,371(US$2,442) was included in the non-current portion of accrued expenses and other liabilities. The ADS Reimbursement will be released to the consolidated statements of comprehensive loss in equal amounts over the ADS program term.